Impairment and result on disposal of non-current assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment assets	$ (3,578)	$ (2,210)
Result of disposals of non-current assets, net and others	(1,021)	2,511	(266)
Impairment and result on disposals of non-current assets, net	(4,599)	301	(266)
Newfoundland And Labrador [Member]
IfrsStatementLineItems [Line Items]
Impairment assets	(1,745)	(540)
Goodwill Allocated To Nickel Operations Canada [Member]
IfrsStatementLineItems [Line Items]
Impairment assets	(1,735)
Thompson [Member]
IfrsStatementLineItems [Line Items]
Impairment assets	(98)	(1,405)
Soldo Cerrado Solar Park [Member]
IfrsStatementLineItems [Line Items]
Impairment assets		$ (265)